Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Preferred stock issued	5,600,000	2,400,000
Proceeds from issuance of preferred stock, net of issuance costs	$ 310.2	$ 234.0	$ 0
Par value of preferred stock	$ 0.01	$ 0.01
Common Stock, Shares, Issued	44,800,000	32,700,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Proceeds from Issuance of common stock, net of issuance costs	593.4	0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock issued		2,400,000
Preferred Stock, Dividend Rate, Percentage	3.75%
Proceeds from issuance of preferred stock, net of issuance costs	234.0
Payments of Stock Issuance Costs	7.5
Par value of preferred stock	$ 0.01
Preferred Stock, Liquidation Preference Per Share	$ 100.00
Convertible Preferred Stock, Shares Issued upon Conversion	2.1192
Conversion price of convertible preferred stock	$ 47.19
Preferred Stock, Redemption Price, Percentage of Liquidation Preference	100.00%
Stock Redemption Triggering Event, Common Stock as Percentage of Conversion Price In Effect	130.00%
Stock Redemption Triggering Event, Number of Trading during Thirty Day Consecutive Period, Conversion Price Percentage Met	20 days
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock issued					200,000	3,000,000
Preferred Stock, Dividend Rate, Percentage	2.50%
Proceeds from issuance of preferred stock, net of issuance costs	310.2
Payments of Stock Issuance Costs	9.8
Par value of preferred stock	$ 0.01
Preferred Stock, Liquidation Preference Per Share	$ 100.00
Convertible Preferred Stock, Shares Issued upon Conversion	1.8477
Conversion price of convertible preferred stock	$ 54.12
Preferred Stock, Redemption Price, Percentage of Liquidation Preference	100.00%
Stock Redemption Triggering Event, Common Stock as Percentage of Conversion Price In Effect	150.00%
Stock Redemption Triggering Event, Number of Trading during Thirty Day Consecutive Period, Conversion Price Percentage Met	20 days
Common Stock [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs				11.8	12.8
Common Stock, Shares, Issued				6,325,000	5,750,000
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01
Share Price				$ 47.70	$ 55.00
Proceeds from Issuance of common stock, net of issuance costs				$ 289.9	$ 303.5